Jun. 14, 2024

June 14, 2024

Supplement to the Summary Prospectuses,

Prospectus and Statement of Additional Information (“SAI”),

each dated March 29, 2024

Effective as of the open of trading on June 21, 2024 (the “Effective Date”), the listing exchange for shares of each of Sound Equity Dividend Income ETF (ticker: DIVY) and Sound Enhanced Fixed Income ETF (ticker: FXED), each a series of Tidal ETF Trust, will be changed from NYSE Arca, Inc. to New York Stock Exchange LLC.

Accordingly, as of the Effective Date, all references to “NYSE Arca, Inc.” in the Summary Prospectuses, Prospectus and SAI are deleted and replaced with “New York Stock Exchange LLC.”

Please retain this Supplement for future reference.

Sound Equity Dividend Income ETF | Sound Equity Dividend Income ETF
DIVY
Sound Enhanced Fixed Income ETF | Sound Enhanced Fixed Income ETF
FXED
Sound Enhanced Equity Income ETF | Sound Enhanced Equity Income ETF
SDEE
Sound Fixed Income ETF | Sound Fixed Income ETF
SDFI
Sound Total Return ETF | Sound Total Return ETF
SDTR